FAIR VALUE MEASUREMENTS - Changes in the fair value of financial liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Exchange Note
FAIR VALUE MEASUREMENTS
Initial value		$ 2,523,744
Change in valuation inputs or other assumptions		$ (97,814)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment Of Notes
Fair value as of ending		$ 2,621,558
Additional Bridge Note
FAIR VALUE MEASUREMENTS
Initial value		100,000
Change in valuation inputs or other assumptions		2,726
Fair value as of ending		102,726
ELOC
FAIR VALUE MEASUREMENTS
Initial value		204,039
Change in valuation inputs or other assumptions		(318)
Fair value as of ending		203,720
Forward Contract
FAIR VALUE MEASUREMENTS
Fair value as of beginning		170,666
Change in valuation inputs or other assumptions	$ 170,666	529,840
Derecognized value at termination date		(700,506)
Fair value as of ending	170,666
Bridge Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair value as of beginning	278,404	364,711
Change in valuation inputs or other assumptions	86,307	(120,267)
Derecognized value at termination date		(244,444)
Fair value as of ending	$ 364,711
Extension Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Initial value		24,502
Change in valuation inputs or other assumptions		(1,630)
Fair value as of ending		$ 22,872